Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Derivative Liabilities at Fair Value

The following table provides a reconciliation of the beginning and ending balances of the derivative liabilities for the three months ended October 31, 2016:

Fair Value of Significant Unobservable Inputs (Level 3)

Warrant
Liabilities
Balance at July 31, 2015	$4,000
Issuances	9,867,000
Settlement of warrant liabilities	(13,550,000)
Adjustments to estimated fair value	5,481,000
Balance at July 31, 2016	$1,802,000
Issuances	—
Settlement of warrant liabilities	—
Adjustments to estimated fair value	159,000
Balance at October 31, 2016	$1,961,000

The following table provides a reconciliation of the beginning and ending balances of the derivative liabilities for the years ended July 31, 2016 and 2015:

Fair Value of Significant Unobservable Inputs (Level 3)

Warrant
Liability
Balance at July 31, 2014	$9,000
Issuances	—
Settlement of warrant liability	—
Adjustments to estimated fair value	(5,000)
Balance at July 31, 2015	$4,000
Issuances	9,867,000
Settlement of warrant liability	(13,550,000)
Adjustments to estimated fair value	5,481,000
Balance at July 31, 2016	$1,802,000